CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), AQR Funds (1933 Act File No. 333-153445; 1940 Act File No. 811-22235) (“Registrant”) hereby certifies (a) that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to AQR Trend Total Return Fund, a series of the Registrant, would not have differed from that contained in Post-Effective Amendment No. 152 to the Registrant’s Registration Statement (“Amendment No. 152”) and (b) that Amendment No. 152 was filed electronically.

Dated: August 19, 2024

By:	/s/ Nicole DonVito
Name: Nicole DonVito

Title: Chief Legal Officer, Secretary and Vice President